Borrowings (Details 3) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 424,703	$ 206,892
Total floating rate	42,772
Less Than One Year [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	69,758	110,326
Less Than One Year [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total floating rate	42,772
From One To Two Years [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	98,197	96,566
From Two To Five Years [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 256,748